Related Party Transactions (Details) - USD ($)									1 Months Ended	12 Months Ended
	Aug. 11, 2025	Feb. 09, 2025	Dec. 06, 2024	Oct. 10, 2024	Jul. 26, 2024	Apr. 10, 2024	Jul. 31, 2023	Aug. 31, 2021	Nov. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Jun. 21, 2023
Related Party Transactions [Line Items]
Founder shares, description										the Company effected a 1.36672326 for 1 stock split
Working capital loans										$ 1,800,000	$ 1,300,000
Outstanding balance										300,000	300,000
Misallocated restricted funds						$ 800,000
Borrowings discount allocation amount										0
Subscription per shares (in Dollars per share)	$ 1
Issued shares (in Shares)	0.1
Contribution on default per shares (in Dollars per share)	$ 1
Subscription expense										164,000
Subscription of share lliability										0
Change in fair value										16,400
Incurred and paid amount										120,000	120,000
Sponsor fee paid										80,000	40,000
Administrative support services fees										$ 110,000	70,000
Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowings discount allocation amount											144,795
Working Capital Note [Member]
Related Party Transactions [Line Items]
Principal amount	$ 400,000
Sponsor [Member]
Related Party Transactions [Line Items]
Shares issued price (in Dollars per share)										$ 0.1
Due from Sponsor										$ 15,510	15,510
Working capital loans										1,500,000
Investor loaned										300,000
Borrowings net amount										1,800,000
Incurred and paid amount										$ 10,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount				$ 1,500,000	$ 422,182
Sponsor [Member] | Promissory Note with Related Party [Member]
Related Party Transactions [Line Items]
Principal amount							$ 60,000
Sponsor [Member] | Working Capital Note [Member]
Related Party Transactions [Line Items]
Due from Sponsor							$ 240,000
Sponsor [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Business combination entity price (in Dollars per share)										$ 10
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party										$ 211,029	201,029
Borrowings net amount											$ 1,155,205
Subscription expense										0
Capital subscription shares expense										147,600
Related Party [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount					$ 422,182
Received principal amount										$ 422,182
Polar Multi-Strategy Master Fund [Member]
Related Party Transactions [Line Items]
Additional amounts			$ 200,000
Issue of shares (in Shares)			500,000
Polar Capital Investment [Member]
Related Party Transactions [Line Items]
Additional amounts			$ 500,000
Kevin Wright and Jeanine Percival Wright Revocable Trust [Member]
Related Party Transactions [Line Items]
Additional amounts		$ 500,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor owned shares									$ 10,062,500
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)										$ 0.0001	$ 0.0001		$ 0.0001
Issue of shares (in Shares)
Class B Common Stock [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)								7,362,500
Common stock, par value (in Dollars per share)								$ 0.0001
Aggregate price amount								$ 25,000
Class A common stock
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)										$ 0.0001	$ 0.0001
Issue of shares (in Shares)										9,835,000	9,835,000		8,881,250
Subscription per shares (in Dollars per share)	$ 1
Capital contribution	$ 10
Issued shares (in Shares)	0.1
Class A common stock | Business Combination [Member]
Related Party Transactions [Line Items]
Shares issued price (in Dollars per share)										$ 12
Class A common stock | Sponsor [Member]
Related Party Transactions [Line Items]
Issue of shares (in Shares)		300,000	200,000
Over-Allotment Option [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares forfeited (in Shares)										1,312,500		1,181,250